Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Nov. 30, 2019
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 31, 2020
Prospectus Date	Mar. 31, 2020
Class A, C, I, Y, & Z Prospectus | BNY Mellon Balanced Opportunity Fund | Class Y
Prospectus:
Trading Symbol	DBOYX
Class A, C, I, Y, & Z Prospectus | BNY Mellon Balanced Opportunity Fund | Class Z
Prospectus:
Trading Symbol	DBOZX
Class A, C, I, Y, & Z Prospectus | BNY Mellon Balanced Opportunity Fund | Class I
Prospectus:
Trading Symbol	DBORX
Class A, C, I, Y, & Z Prospectus | BNY Mellon Balanced Opportunity Fund | Class C
Prospectus:
Trading Symbol	DBOCX
Class A, C, I, Y, & Z Prospectus | BNY Mellon Balanced Opportunity Fund | Class A
Prospectus:
Trading Symbol	DBOAX
Class J Prospectus | BNY Mellon Balanced Opportunity Fund | Class J
Prospectus:
Trading Symbol	THPBX